Segment Information - Schedule of Significant Segment Expenses and Segment Operating Loss (Details) - USD ($) $ in Thousands		3 Months Ended				6 Months Ended				12 Months Ended
		Jun. 30, 2026		Jun. 30, 2025		Jun. 30, 2026		Jun. 30, 2025		Dec. 31, 2025		Dec. 31, 2024
Segment Reporting [Abstract]
Revenues		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0
Research and Development Expense [Abstract]
Compensation and related expenses		5,486	[1]	7,067	[1]	10,734	[1]	13,156	[1]	21,828	[2]	24,537	[2]
Drug discovery and platform		51	[1]	417	[1]	249	[1]	567	[1]	1,026	[2]	844	[2]
Clinical and manufacturing activities		12,637	[1]	12,428	[1]	20,448	[1]	24,447	[1]	52,065	[2]	36,831	[2]
Occupancy and all other costs		2,687	[1]	1,872	[1]	4,482	[1]	3,915	[1]	7,461	[2]	8,037	[2]
Total research and development expense		20,861		21,784		35,913		42,085		82,380		70,249
General and Administrative Expense [Abstract]
Compensation and related expenses		2,096	[3]	2,228	[3]	4,359	[3]	4,576	[3]	8,174	[4]	7,912	[4]
Consulting and professional services		1,244	[3]	1,010	[3]	2,441	[3]	2,249	[3]	4,382	[4]	4,791	[4]
Occupancy and all other costs		387	[3]	475	[3]	701	[3]	1,081	[3]	1,800	[4]	1,243	[4]
Total general and administrative expense		3,727		3,713		7,501		7,906		14,356		13,946
Stock-based compensation		1,552		2,762		3,006		4,871		8,931		7,060
Other segment items	[5]	(276)		(1,363)		(923)		(2,980)		(5,060)		(8,146)
Net loss		$ 25,864		$ 26,896		$ 45,497		$ 51,882		$ (100,607)		$ (83,109)

[1]	Research and development expense excludes stock-based compensation expense, which is presented separately below. Stock-based compensation expense excluded from research and development expense was $0.7 million and $1.2 million for the three months ended June 30, 2026 and 2025, respectively, and $1.4 million and $2.0 million for the six months ended June 30, 2026 and 2025, respectively.
[2]	Research and development expense for the years ended December 31, 2025 and 2024 exclude $3.7 million and $2.9 million of stock-based compensation expense, respectively, which is presented separately below.
[3]	General and administrative expense excludes stock-based compensation expense, which is presented separately below. Stock-based compensation expense excluded from general and administrative expense was $0.8 million and $1.6 million for the three months ended June 30, 2026 and 2025, respectively, and $1.6 million and $2.9 million for the six months ended June 30, 2026 and 2025, respectively.
[4]	General & administrative expense for the years ended December 31, 2025 and 2024 exclude $5.2 million and $4.1 million of stock-based compensation expense, respectively, which is presented separately below.
[5]	Other segment items include interest and other income, net.